Offerings	Aug. 18, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares par value $0.0001 each
Maximum Aggregate Offering Price	$ 4,485,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 619.38
Offering Note	Includes Ordinary Shares issuable upon exercise of the underwriters’ over-allotment option. The maximum aggregate offering price has been estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(o) under the Securities Act of 1933. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of additional Ordinary Shares as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares par value $0.0001 each
Maximum Aggregate Offering Price	$ 38,640,000.00
Amount of Registration Fee	$ 5,336.18